                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Ste. 210
         Dayton, Ohio 45459

Form 13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth E. Leist
Title: Director of Operations
Phone: (937) 291-1223

Signature, Place, and Date of Signing:

   /s/ Kenneth E. Leist          Dayton, Ohio           February 14, 2012
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:       119

Form 13F Information Table Value Total:   364,495
                                        (thousands)

List of Other Included Managers: None

                 Eubel Brady & Suttman Asset Management, Inc.
                                 SEC Form 13-F
                                   12/31/11

                                                                                Item #6                         Item #8
                                               Item #4                   ----------------------          ----------------------
                                               Market       Item #5      Investment Descretion              Voting Authority
Item #1                   Item #2    Item #3    Value   ---------------- ---------------------- Item #7  ----------------------
Name of Issuer            Title       CUSIP   (x$1,000) Quantity  Sh/Prn   Sole    Shared Other Managers   Sole    Shared Other
--------------           ---------- --------- --------- --------- ------ --------- ------ ----- -------- --------- ------ -----
3M Co                    Common     88579Y101     859      10,515  Sh       10,515  n/a    n/a    n/a       10,515  n/a    n/a
Abbott Laboratories      Common     002824100     316       5,619  Sh        5,619  n/a    n/a    n/a        5,619  n/a    n/a
Alpha Natural            Conv Bond  02076XAA0     279     300,000  Prn     300,000  n/a    n/a    n/a      300,000  n/a    n/a
Altria Group Inc         Common     02209S103   3,623     122,204  Sh      122,204  n/a    n/a    n/a      122,204  n/a    n/a
AMC Networks Inc.        Common     00164V103   2,553      67,935  Sh       67,935  n/a    n/a    n/a       67,935  n/a    n/a
America Movil SAB de
 CV                      Common     02364W105     334      14,784  Sh       14,784  n/a    n/a    n/a       14,784  n/a    n/a
American River
 Bankshares              Common     029326105   1,207     265,200  Sh      265,200  n/a    n/a    n/a      265,200  n/a    n/a
Amgen Inc                Conv Bond  031162AQ3   2,248   2,240,000  Prn   2,240,000  n/a    n/a    n/a    2,240,000  n/a    n/a
Amtrust Financial
 Services Inc            Common     032359309   1,597      67,257  Sh       67,257  n/a    n/a    n/a       67,257  n/a    n/a
Anadarko Petroleum
 Corp                    Common     032511107     404       5,290  Sh        5,290  n/a    n/a    n/a        5,290  n/a    n/a
Anixter International
 Inc                     Conv Bond  035290AJ4     655     575,000  Prn     575,000  n/a    n/a    n/a      575,000  n/a    n/a
Annaly Capital           Conv Bond  035710AA0   1,131   1,000,000  Prn   1,000,000  n/a    n/a    n/a    1,000,000  n/a    n/a
Annaly Capital
 Management Inc          Common     035710409     372      23,280  Sh       23,280  n/a    n/a    n/a       23,280  n/a    n/a
AT&T Inc                 Common     00206R102     204       6,737  Sh        6,737  n/a    n/a    n/a        6,737  n/a    n/a
Bank of New York
 Mellon                  Common     064058100     226      11,333  Sh       11,333  n/a    n/a    n/a       11,333  n/a    n/a
Berkshire Hathaway Inc
 Cl-B                    Common     084670702  14,676     192,342  Sh      192,342  n/a    n/a    n/a      192,342  n/a    n/a
Boston Private
 Financial Holdings
 Inc                     Common     101119105     177      22,335  Sh       22,335  n/a    n/a    n/a       22,335  n/a    n/a
BP Plc                   Common     055622104     471      11,018  Sh       11,018  n/a    n/a    n/a       11,018  n/a    n/a
Bristol-Myers Squibb
 Co                      Common     110122108     225       6,384  Sh        6,384  n/a    n/a    n/a        6,384  n/a    n/a
CableVision Systems
 Corp                    Common     12686C109   4,066     285,908  Sh      285,908  n/a    n/a    n/a      285,908  n/a    n/a
CenturyLink, Inc.        Common     156700106     282       7,587  Sh        7,587  n/a    n/a    n/a        7,587  n/a    n/a
Ceradyne Inc--Putable
 at 100                  Conv Bond  156710AA3   1,000   1,000,000  Prn   1,000,000  n/a    n/a    n/a    1,000,000  n/a    n/a
CH Robinson
 Worldwide Inc           Common     12541W209     282       4,048  Sh        4,048  n/a    n/a    n/a        4,048  n/a    n/a
Charles River
 Laboratories
 International Inc       Conv Bond  159864AB3   1,429   1,475,000  Prn   1,475,000  n/a    n/a    n/a    1,475,000  n/a    n/a
Cincinnati Financial
 Corp                    Common     172062101     304       9,994  Sh        9,994  n/a    n/a    n/a        9,994  n/a    n/a
Cintas Corp              Common     172908105     394      11,327  Sh       11,327  n/a    n/a    n/a       11,327  n/a    n/a
Citigroup Inc            Common     172967424   5,879     223,436  Sh      223,436  n/a    n/a    n/a      223,436  n/a    n/a
Clorox Co                Common     189054109     398       5,975  Sh        5,975  n/a    n/a    n/a        5,975  n/a    n/a
Coleman Cable Inc        Common     193459302   4,065     467,213  Sh      467,213  n/a    n/a    n/a      467,213  n/a    n/a
Comcast Corp             Common     20030n101  10,237     431,767  Sh      431,767  n/a    n/a    n/a      431,767  n/a    n/a
Comtech Telecomm--
 Putable at 100          Conv Bond  205826AF7   1,475   1,400,000  Prn   1,400,000  n/a    n/a    n/a    1,400,000  n/a    n/a
Consol Energy Inc        Common     20854P109   6,810     185,552  Sh      185,552  n/a    n/a    n/a      185,552  n/a    n/a
Cubist Pharmaceutical    Conv Bond  229678AC1   1,145     850,000  Prn     850,000  n/a    n/a    n/a      850,000  n/a    n/a
Danaher Corp             Common     235851102     309       6,565  Sh        6,565  n/a    n/a    n/a        6,565  n/a    n/a
Dell Inc                 Common     24702R101  10,019     684,799  Sh      684,799  n/a    n/a    n/a      684,799  n/a    n/a
Exxon Mobil Corp         Common     30231G102   1,423      16,790  Sh       16,790  n/a    n/a    n/a       16,790  n/a    n/a
Fair Isaac & Co          Common     303250104   1,398      39,003  Sh       39,003  n/a    n/a    n/a       39,003  n/a    n/a
FBR & Co                 Common     30247C301      46      22,652  Sh       22,652  n/a    n/a    n/a       22,652  n/a    n/a
General Communication
 Inc Cl-A                Common     369385109     120      12,285  Sh       12,285  n/a    n/a    n/a       12,285  n/a    n/a
General Electric Co      Common     369604103     786      43,884  Sh       43,884  n/a    n/a    n/a       43,884  n/a    n/a
Genworth Financial Inc
 Cl-A                    Common     37247d106     425      64,871  Sh       64,871  n/a    n/a    n/a       64,871  n/a    n/a
GMX Resources Inc        Conv Bond  38011MAB4   1,024   1,600,000  Prn   1,600,000  n/a    n/a    n/a    1,600,000  n/a    n/a
Goldman Sachs Group
 Inc                     Common     38141G104   5,700      63,034  Sh       63,034  n/a    n/a    n/a       63,034  n/a    n/a
Google Inc               Common     38259P508  12,819      19,846  Sh       19,846  n/a    n/a    n/a       19,846  n/a    n/a
Hewlett Packard Co       Common     428236103   6,349     246,479  Sh      246,479  n/a    n/a    n/a      246,479  n/a    n/a
Hopfed Bancorp, Inc.     Common     439734104      69      10,715  Sh       10,715  n/a    n/a    n/a       10,715  n/a    n/a
Horsehead Holding
 Corp                    Common     440694305   5,161     572,839  Sh      572,839  n/a    n/a    n/a      572,839  n/a    n/a
Iconix Brand Group Inc.  Conv Bond  451055AB3     936     950,000  Prn     950,000  n/a    n/a    n/a      950,000  n/a    n/a
Illinois Tool Works Inc  Common     452308109   8,397     179,764  Sh      179,764  n/a    n/a    n/a      179,764  n/a    n/a
Imperial Holdings        Common     452834104   1,095     582,522  Sh      582,522  n/a    n/a    n/a      582,522  n/a    n/a
Interpublic Group--
 Putable at 100          Conv Bond  460690BA7     839     830,000  Prn     830,000  n/a    n/a    n/a      830,000  n/a    n/a
iShares Barclays 1-3
 Year Cr                 Common     464288646   3,623      34,770  Sh       34,770  n/a    n/a    n/a       34,770  n/a    n/a
iShares Barclays
 Aggregate               Common     464287226   3,459      31,375  Sh       31,375  n/a    n/a    n/a       31,375  n/a    n/a
Jefferies Group--
 Putable at 100          Conv Bond  472319AG7   1,683   2,040,000  Prn   2,040,000  n/a    n/a    n/a    2,040,000  n/a    n/a
Johnson & Johnson        Common     478160104   8,448     128,824  Sh      128,824  n/a    n/a    n/a      128,824  n/a    n/a
JPMorgan Chase & Co      Common     46625H100     309       9,284  Sh        9,284  n/a    n/a    n/a        9,284  n/a    n/a
Key Energy Services
 Inc                     Common     492914106   6,375     412,109  Sh      412,109  n/a    n/a    n/a      412,109  n/a    n/a
KeyCorp                  Common     493267108     103      13,445  Sh       13,445  n/a    n/a    n/a       13,445  n/a    n/a
Kohl's Corp              Common     500255104   9,930     201,216  Sh      201,216  n/a    n/a    n/a      201,216  n/a    n/a
Kraft Foods Inc          Common     50075n104   3,760     100,651  Sh      100,651  n/a    n/a    n/a      100,651  n/a    n/a

                                                                                Item #6                         Item #8
                                               Item #4                   ----------------------          ----------------------
                                               Market       Item #5      Investment Descretion              Voting Authority
Item #1                   Item #2    Item #3    Value   ---------------- ---------------------- Item #7  ----------------------
Name of Issuer            Title       CUSIP   (x$1,000) Quantity  Sh/Prn   Sole    Shared Other Managers   Sole    Shared Other
--------------           ---------- --------- --------- --------- ------ --------- ------ ----- -------- --------- ------ -----
Kroger Co                Common     501044101   7,828     323,198   Sh     323,198  n/a    n/a    n/a      323,198  n/a    n/a
Leucadia National Corp   Common     527288104   9,590     421,738   Sh     421,738  n/a    n/a    n/a      421,738  n/a    n/a
Linear Tech--Putable at
 100                     Conv Bond  535678AC0   1,282   1,255,000  Prn   1,255,000  n/a    n/a    n/a    1,255,000  n/a    n/a
Live Nation Inc.--
 Putable at 100          Conv Bond  538034AB5   1,502   1,700,000  Prn   1,700,000  n/a    n/a    n/a    1,700,000  n/a    n/a
Lowe's Companies Inc     Common     548661107     249       9,795   Sh       9,795  n/a    n/a    n/a        9,795  n/a    n/a
Massey Energy Co         Conv Bond  576203AJ2   1,545   1,673,000  Prn   1,673,000  n/a    n/a    n/a    1,673,000  n/a    n/a
Mednax Inc               Common     58502B106     244       3,393   Sh       3,393  n/a    n/a    n/a        3,393  n/a    n/a
Medtronic Inc            Conv Bond  585055AM8     831     825,000  Prn     825,000  n/a    n/a    n/a      825,000  n/a    n/a
Mercury General Corp     Common     589400100     250       5,487   Sh       5,487  n/a    n/a    n/a        5,487  n/a    n/a
MFA Financial, Inc       Common     55272X102     154      22,948   Sh      22,948  n/a    n/a    n/a       22,948  n/a    n/a
MGIC Investment Corp     Common     552848103      86      23,000   Sh      23,000  n/a    n/a    n/a       23,000  n/a    n/a
Microsoft Corp           Common     594918104   7,779     299,661   Sh     299,661  n/a    n/a    n/a      299,661  n/a    n/a
Morgans Hotel GR
 Convt.                  Conv Bond  61748WAB4   1,219   1,500,000  Prn   1,500,000  n/a    n/a    n/a    1,500,000  n/a    n/a
MYR Group Inc            Common     55405W104   7,577     395,887   Sh     395,887  n/a    n/a    n/a      395,887  n/a    n/a
Neuberger Berman
 Intermediate Muni
 Fund                    Common     64124P101   2,023     127,258   Sh     127,258  n/a    n/a    n/a      127,258  n/a    n/a
NII Holdings             Conv Bond  62913FAJ1   1,610   1,600,000  Prn   1,600,000  n/a    n/a    n/a    1,600,000  n/a    n/a
Nuveen Ohio Qualified
 Income Muni Fund        Common     670980101   1,045      62,599   Sh      62,599  n/a    n/a    n/a       62,599  n/a    n/a
NVR Inc                  Common     62944T105  12,349      18,002   Sh      18,002  n/a    n/a    n/a       18,002  n/a    n/a
Old Republic
 International Corp.--
 Convertible             Conv Bond  680223AF1   1,598   1,600,000  Prn   1,600,000  n/a    n/a    n/a    1,600,000  n/a    n/a
Oracle Corp              Common     68389X105     213       8,301   Sh       8,301  n/a    n/a    n/a        8,301  n/a    n/a
Orchids Paper Products
 Co                      Common     68572N104   8,812     484,155   Sh     484,155  n/a    n/a    n/a      484,155  n/a    n/a
Orion Marine Group Inc   Common     68628V308   9,871   1,484,430   Sh   1,484,430  n/a    n/a    n/a    1,484,430  n/a    n/a
Park National Corp       Common     700658107   1,485      22,823   Sh      22,823  n/a    n/a    n/a       22,823  n/a    n/a
Patriot Coal             Conv Bond  70336TAA2   1,486   1,628,000  Prn   1,628,000  n/a    n/a    n/a    1,628,000  n/a    n/a
Paychex Inc              Common     704326107     309      10,277   Sh      10,277  n/a    n/a    n/a       10,277  n/a    n/a
Pfizer Inc               Common     717081103  11,691     540,262   Sh     540,262  n/a    n/a    n/a      540,262  n/a    n/a
Philip Morris
 International Inc       Common     718172109   6,647      84,693   Sh      84,693  n/a    n/a    n/a       84,693  n/a    n/a
Procter & Gamble Co      Common     742718109   6,553      98,237   Sh      98,237  n/a    n/a    n/a       98,237  n/a    n/a
Radian Group Inc         Common     750236101      23      10,000   Sh      10,000  n/a    n/a    n/a       10,000  n/a    n/a
Rait Financial Trust--
 Putable at 100          Conv Bond  749227AA2   1,603   1,940,000  Prn   1,940,000  n/a    n/a    n/a    1,940,000  n/a    n/a
Republic Services Inc    Common     760759100   8,786     318,919   Sh     318,919  n/a    n/a    n/a      318,919  n/a    n/a
RLI Corp                 Common     749607107   3,286      45,103   Sh      45,103  n/a    n/a    n/a       45,103  n/a    n/a
Royal Dutch Shell Plc
 Cl-A                    Common     780259206     234       3,198   Sh       3,198  n/a    n/a    n/a        3,198  n/a    n/a
RTI Intl Metals          Conv Bond  74973WAA5   1,403   1,401,000  Prn   1,401,000  n/a    n/a    n/a    1,401,000  n/a    n/a
Safeway Inc              Common     786514208     266      12,660   Sh      12,660  n/a    n/a    n/a       12,660  n/a    n/a
SeaBright Holdings Inc   Common     811656107   4,732     618,500   Sh     618,500  n/a    n/a    n/a      618,500  n/a    n/a
Sherwin-Williams Co      Common     824348106   8,392      94,008   Sh      94,008  n/a    n/a    n/a       94,008  n/a    n/a
Sirius XM Radio Inc.     Common     82967N108      18      10,034   Sh      10,034  n/a    n/a    n/a       10,034  n/a    n/a
State Bank Financial
 Corp.                   Common     856190103   1,299      86,000   Sh      86,000  n/a    n/a    n/a       86,000  n/a    n/a
Stryker Corp             Common     863667101   7,398     148,822   Sh     148,822  n/a    n/a    n/a      148,822  n/a    n/a
Synovus Financial Corp   Common     87161C105   1,128     800,106   Sh     800,106  n/a    n/a    n/a      800,106  n/a    n/a
Telephone & Data
 Systems Inc             Common     879433100   2,272      87,743   Sh      87,743  n/a    n/a    n/a       87,743  n/a    n/a
Tellabs Inc              Common     879664100      61      15,093   Sh      15,093  n/a    n/a    n/a       15,093  n/a    n/a
Thermo Fisher
 Scientific Inc          Common     883556102   5,520     122,757   Sh     122,757  n/a    n/a    n/a      122,757  n/a    n/a
Thomas Properties
 Group Inc               Common     884453101      40      11,920   Sh      11,920  n/a    n/a    n/a       11,920  n/a    n/a
Tower Group Inc          Common     891777104   7,081     351,064   Sh     351,064  n/a    n/a    n/a      351,064  n/a    n/a
Trinity Industries--
 Putable at 100          Conv Bond  896522AF6   1,486   1,520,000  Prn   1,520,000  n/a    n/a    n/a    1,520,000  n/a    n/a
United Parcel Service
 Inc Cl-B                Common     911312106   3,660      50,000   Sh      50,000  n/a    n/a    n/a       50,000  n/a    n/a
UniTek Global Services   Common     91324T302   5,191   1,145,935   Sh   1,145,935  n/a    n/a    n/a    1,145,935  n/a    n/a
URS Corp.                Common     903236107     313       8,915   Sh       8,915  n/a    n/a    n/a        8,915  n/a    n/a
US Bancorp               Common     902973304     325      11,997   Sh      11,997  n/a    n/a    n/a       11,997  n/a    n/a
Vantage Drilling
 Company                 Common     G93205113      23      20,000   Sh      20,000  n/a    n/a    n/a       20,000  n/a    n/a
Walgreen Co              Common     931422109   9,962     301,328   Sh     301,328  n/a    n/a    n/a      301,328  n/a    n/a
Wal-Mart Stores Inc      Common     931142103     239       3,991   Sh       3,991  n/a    n/a    n/a        3,991  n/a    n/a
Watson Pharmaceuticals
 Inc                     Common     942683103     283       4,685   Sh       4,685  n/a    n/a    n/a        4,685  n/a    n/a
WellPoint Inc            Common     94973V107   9,405     141,963   Sh     141,963  n/a    n/a    n/a      141,963  n/a    n/a
Wells Fargo & Co         Common     949746101   9,027     327,556   Sh     327,556  n/a    n/a    n/a      327,556  n/a    n/a
Williams Controls Inc    Common     969465608   1,040      94,061   Sh      94,061  n/a    n/a    n/a       94,061  n/a    n/a
Zions Bancorp            Common     989701107     239      14,680   Sh      14,680  n/a    n/a    n/a       14,680  n/a    n/a